Subsequent Events (Details) (USD $)	0 Months Ended	9 Months Ended			0 Months Ended	11 Months Ended
	Nov. 05, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Nov. 05, 2012 Subsequent Event [Member]	Nov. 29, 2012 Subsequent Event [Member]	Dec. 12, 2012 Subsequent Event [Member]
Subsequent Event [Line Items]
Ten for one reverse stock split	10-for-1				10-for-1
Prepayment of loan from affiliate		$ 0	$ 15,000,000			$ 1,000,000
Loan to affiliate		$ 15,000,000		$ 0			$ 14,000,000